Financial Instruments and Financial Risk Management (Details) - Schedule of Level 3 financial liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Level 3 financial liabilities [Abstract]
Opening balance as of January	$ 36	$ 40	$ 97
Changes in fair value of warrants issued to investors	(36)	(6)	(57)
Closing balance as of December		$ 36	$ 40